Right-of-use assets, long-term financial assets and lease liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets and lease liabilities:
Additions and reassessment	SFr 1,243	SFr 460
Right-of-use of leased assets:
Balance, beginning of period	2,808	2,914
Depreciation	(543)	(566)
Balance, end of period	3,508	2,808
Buildings
Right-of-use assets and lease liabilities:
Additions and reassessment	SFr 1,243	SFr 460
Weighted average incremental borrowing rate	3.50%	3.50%
Right-of-use of leased assets:
Balance, beginning of period	SFr 2,708	SFr 2,776
Depreciation	(505)	(528)
Balance, end of period	3,446	2,708
Office Equipment
Right-of-use assets and lease liabilities:
Additions and reassessment	SFr 0	SFr 0
Weighted average incremental borrowing rate	5.30%	5.30%
Right-of-use of leased assets:
Balance, beginning of period	SFr 74	SFr 98
Depreciation	(24)	(24)
Balance, end of period	50	74
IT Equipment
Right-of-use assets and lease liabilities:
Additions and reassessment	SFr 0	SFr 0
Weighted average incremental borrowing rate	2.60%	2.60%
Right-of-use of leased assets:
Balance, beginning of period	SFr 26	SFr 40
Depreciation	(14)	(14)
Balance, end of period	SFr 12	SFr 26